Leases - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating leases	3 years 1 month 24 days	2 years 10 months 28 days	2 years 2 months 8 days
Weighted-average discount rate
Operating leases	5.10%	5.30%	5.10%
Land use right
Leases
Operating leases	42 years 4 months 2 days	43 years 4 months 2 days	0 years
Weighted-average discount rate
Operating leases	5.10%	5.30%	5.10%